SUPPLEMENTARY INFORMATION (Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Industrial operations:
Materials consumed	$ 2,712	$ 2,263	$ 1,635
Payroll and related expenses	518	504	479
Subcontracted work	347	306	278
Depreciation and amortization		1	2
Other production expenses	953	808	751
Total cost of revenues	$ 4,530	$ 3,882	$ 3,145